Note 6 - Employee Benefit Plans - Change in Benefit Obligation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan [Abstract]
Benefit obligation at beginning of year	$ 168,190	$ 168,004	$ 168,004	$ 149,426
Service cost	999	1,068	4,270	3,659	$ 3,794
Interest cost	2,181	2,094	8,377	8,302	7,974
Change due to mortality change			266	2,430
Change due to discount rate change			(3,739)	10,819
Actuarial return			249	1,714
Benefits paid			(9,237)	(8,346)
Benefit obligation at end of year			168,190	168,004	149,426
Fair value of plan assets at beginning of year	$ 168,104	$ 184,334	184,334	176,958
Actual return on plan assets			31,372	15,722
SERP assets to non-current investments			(39,641)	0
Benefits paid			(7,961)	(8,346)
Fair value of plan assets at end of year			168,104	184,334	$ 176,958
Funded status at end of year			$ (86)	$ 16,330